INCOME TAXES - Reconciliation between the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes
Net loss before provision for income taxes	$ (12,294)	$ (17,503)	$ (3,787)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (3,074)	$ (4,376)	$ (947)
Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	28	42	48
Tax effect of impairment loss on property and equipment and intangible assets	668	0	0
Tax effect of unrealized net operating loss	7,780	5,575	4,481
Tax effect of other permanent differences	0	0	19
Non-taxable gain from subsidiaries disposal	0	0	(14,323)
Effect of income tax benefit due to reverse of UTP	0	0	(11,065)
Changes in valuation allowance	(4,326)	(763)	10,282
Effect of preferential tax rates granted to PRC entities	0	121	1,599
Effect of income tax rate change	(1,026)	(391)	(396)
Effect of income tax rate difference in other jurisdictions	(33)	76	67
Income tax (benefits) expenses	$ 17	$ 284	$ (10,235)
Effective tax rates	(0.10%)	(1.60%)	270.30%